Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payments are to be made upon achievements of certain conditions
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,956,410
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	$108,284,615

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$1,423,360
$109,707,975